Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. A subsidiaries are an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities as at the date of the consolidated financial statements and reported amounts of income and expenses during the reporting periods. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but not limited to, allowance for expected credit losses, revenue recognition and uncertain tax position. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Risks and uncertainties

Risks and uncertainties

The main operations of the Company are located in Malaysia. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Malaysia, as well as by the general state of the economy in Malaysia. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Malaysia. Although the Company has not experienced losses from these situations and believes   that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

Foreign currency translation and transaction

Foreign currency translation and transaction

The accompanying consolidated financial statements are presented in the Malaysia Ringgit (“MYR”), which is the reporting currency of the Company. The functional currency of the Company in the Cayman Islands is United States Dollars (“USD”), its other subsidiaries which are incorporated in Malaysia are Malaysia Ringgit (“MYR”), which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated statements of operations and comprehensive income during the year in which they occur.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2023	December 31, 2024	December 31, 2025
Year-end spot rate	USD 1 = MYR 4.5903	USD 1 = MYR 4.4680	USD 1 = MYR 4.5903
Average rate	USD 1 = MYR 4.5577	USD 1 = MYR 4.5741	USD 1 = MYR 4.5577

Convenience translation

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows from MYR into USD as of December 31, 2025 are solely for the convenience of the readers and are calculated at the rate of USD 1.00 = MYR 4.0560, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2025. No representation is made that the MYR amounts could have been, or could be, converted, realized or settled into USD at such rate, or at any other rate.

Fair value measurements

Fair value measurements

The Company’s financial instruments, including cash and cash equivalents, investments in marketable securities, account receivables, contract assets, deposits and other receivables, account payables, amount due to a director, accrued liabilities and other payables and operating lease liabilities, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosing the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments,” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The following table presents information about the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2023, 2024 and 2025 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2023	Quoted Prices in Active Market (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Input (Level 3)
	MYR	MYR	MYR	MYR
Assets:
Investments in marketable securities	4,434,792	4,434,792	—	—
	December 31, 2024	Quoted Prices in Active Market (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Input (Level 3)
	MYR	MYR	MYR	MYR
Assets:
Investments in marketable securities	22,594,500	22,594,500	—	—
	December 31, 2025	Quoted Prices in Active Market (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Input (Level 3)
	MYR	MYR	MYR	MYR
Assets:
Investments in marketable securities	29,183,340	29,183,340	—	—

Fair value estimates are made at a specific point in time based on relevant market information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash and cash equivalents also consist of funds earned from the Company’s operating revenues which were held at third party platform fund accounts which are unrestricted as to immediate use or withdrawal. The Company maintains most of its bank accounts in Malaysia.

Restricted cash	Restricted cash Restricted cash represents the fixed deposits that have been pledged to lenders as security for the Company’s outstanding bank loan.
Accounts receivable, net

Accounts receivable, net

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after 90 days from the date of invoice. In evaluating the collectability of receivable balances, the Company considers specific evidence including aging of the receivable, the client’s payment history, its current creditworthiness, current economic trends, industry trend analysis, and the credit history and financial conditions of the customers. The Company regularly reviews the adequacy and appropriateness of the allowance for expected credit losses. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of December 31, 2023, the Company made allowance for expected credit losses amounted to MYR 281,479 for accounts receivable based on the Company’s expected credit losses methodology for the measurement of credit losses. As of December 31, 2024, the Company made additional allowance for expected credit losses amounted to MYR 700,521 for accounts receivable based on the Company’s expected credit losses methodology for the measurement of credit losses. As of December 31, 2025, the Company’s reversal of the allowance for expected credit losses amounted to MYR 982,000 (USD 242,110) for accounts receivable based on the Company’s expected credit losses methodology for the measurement of credit losses. All accounts receivable balances for all financial years were fully settled subsequent to year-end, and therefore no additional expected credit losses were required to be provided in respective financial years.

Contract assets, net	Contract assets, net Contract assets are recorded when the progress to completion revenue earned on contracts exceeds amounts actually billed under the contract.
Deposits and other receivables

Deposits and other receivables

Deposits are mainly for rent, utilities and money deposited with certain vendors. These amounts are refundable and bear no interest. The short-term deposits usually have a one-year term and are refundable upon contract termination. Other receivables mainly represented advances to subcontractor of MYR 22,809,654, MYR 11,249,508 and MYR 25,890,637 (USD 6,383,293) as of December 31, 2023, 2024 and 2025, respectively, for the subcontracting construction services.

Deferred initial public offering costs

Deferred initial public offering costs

The Company follows the requirements of the FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred initial public offering (“IPO”) costs consist of underwriting, legal and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred IPO costs will be charged to shareholders’ equity netted against the proceeds upon the completion of the IPO.

Investments in marketable securities

Investments in marketable securities

Investments in marketable securities, net, consist of investments in listed shares, which are listed on Bursa Malaysia. Marketable securities are accounted for under ASC 321 and reported at their readily determinable fair values as quoted by market exchanges with changes in fair value recorded in other income in the consolidated statements of comprehensive income. All changes in a marketable security’s fair value are reported in earnings as they occur, as such, the sale of a marketable security does not necessarily give rise to a significant gain or loss. Unrealized gains/(losses) due to fluctuations in fair value are recorded in the consolidated statements of comprehensive income. Declines in fair value below cost deemed to be other-than-temporary are recognized as impairments in the consolidated statements of comprehensive income.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment losses. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Expected useful lives
Office furniture and fittings	10 years
Office equipment	10 years
Motor vehicle	5 years
Renovations	10 years
Freehold property	50 years

Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of comprehensive income. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assess the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2025, no impairment of long-lived assets was recognized.

Accounts payable	Accounts payable Accounts payable represents trade payables to vendors.
Contract liabilities

Contract liabilities

Contract liabilities are recorded when amounts billed under a contract exceed the progress towards completion of revenue earned under the contract. These payments are non-refundable and are recognized as revenue when the performance obligation is satisfied.

Accrued liabilities and other payables	Accrued liabilities and other payables Accrued liabilities and other payables are primarily include salaries payable, payables to purchase of marketable securities and other accrual and payable.
Leases

Leases

ASC 842 supersedes the lease requirements in ASC 840 “Leases”, and generally requires lessees to recognize operating and finance lease liabilities and corresponding operating lease right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. All leases in the Group are accounted for as operating leases.

The Company determines if an arrangement is a lease at inception. The Company’s corporate office lease has a term of 12 months or less and qualifies for the short-term lease practical expedient under ASC 842; accordingly, no operating lease right-of-use (“ROU”) asset or operating lease liability has been recognized on the consolidated balance sheets as of December 31, 2025, and lease expense is recognized on a straight-line basis over the lease term. The Company has no other arrangements that meet the definition of an operating lease.

For any lease that does not qualify for the short-term lease practical expedient, operating lease ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Such ROU assets and lease liabilities would be recognized at the commencement date based on the present value of lease payments over the lease term. For leases that do not provide an implicit rate, the Company would use the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company would use the implicit rate when readily determinable. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Significant judgment may be required when determining whether a contract contains a lease, the length of the lease term, the allocation of the consideration in a contract between lease and non-lease components, and the determination of the discount rate. The Company reviews the underlying objective of each contract, the terms of the contract, and the current and future business conditions when making these judgments.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU assets and lease liabilities on the consolidated balance sheets. Consistent with all other operating leases, short-term lease expense is recorded on a straight-line basis over the lease term.

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended December 31, 2023, 2024 and 2025, the Company did not have any impairment loss against its operating lease right-of-use assets.

Bank loan

Bank loan

Bank loan comprises a long-term loan. Bank loan is recognized initially at fair value, net of transaction costs incurred. Bank loan is subsequently stated at amortized cost; any difference between the proceeds net of transaction costs and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method.

Revenue recognition

Revenue recognition

The Company elected to adopt Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (ASC 606), effective as of April 1, 2020. Accordingly, the consolidated financial statements for the years ended December 31, 2023, 2024 and 2025 are presented under ASC 606. The Company recognizes revenue to depict the transfer of promised goods or services (that is, an asset) to customers in an amount that reflects the consideration to which the Company expects to receive in exchange for those goods or services. An asset is transferred when the customer obtains control of that asset. It also requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer. The Company elected the modified retrospective method which required a cumulative adjustment to retained earnings instead of retrospectively adjusting prior periods. The adoption of ASC 606 did not have a material impact on the Company’s consolidated financial statements.

Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Company will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Currently, the Company’s contracts do not include such variable amount. During the year, there is no provision for onerous contracts.

The Company generates its revenues primarily from development of new aquaculture and agriculture farms, upgrading of aquaculture and agriculture farms, sales of industrial supplies and rental of machinery to its customers.

Generally, revenue is recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, or the price for each performance obligation in the form of a service or a product, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

To achieve that core principle, the Company applies the five steps defined under Topic 606:

1.	identify the contract(s) with a customer;
2.	identify the performance obligations in the contract;
3.	determine the transaction price;
4.	allocate the transaction price to the performance obligations in the contract; and
5.	recognize revenue when (or as) the entity satisfies a performance obligation.

The determination of whether revenues should be reported on a gross or net basis is based on the Company’s assessment of whether it is the principal or an agent in the transaction in accordance with ASC 606-10-55 and depends on whether the promise to the customer is to provide the products or to facilitate a sale by a third party. The nature of the promise depends on whether the Company control the products prior to transferring it. When the Company controls the products, the promise is to provide and deliver the products and revenue is presented gross. When the Company does not control the products, the promise is to facilitate the sale and revenue is presented net. To distinguish a promise to provide products from a promise to facilitate the sale from a third party, the Company considers the guidance of control in ASC 606-10-55-37A and the indicators in 606-10-55-39. The Company considers this guidance in conjunction with the terms in its arrangements with both suppliers and customers.

Revenue is presented in the consolidated statements of comprehensive income. The Company does not offer rights of refund of previously paid or delivered amounts, rebates, warranty, rights of return or price protection. In all instances, the Company limits the amount of revenue recognized to the amounts for which it has the right to bill its’ customers.

The Company currently generates its revenue by the below sources:

(a) Development of new aquaculture and agriculture farms

The Company currently generates revenue from the development of new aquaculture and agriculture farms. The Company is typically contracted through invitation to tender from or corporate negotiation with existing or potential customers in Malaysia. The Company primarily responsible for the fulfilling the promise to provide the designs and develops aquaculture and agriculture farms based on customers’ specific needs and adding value to the inputs by combining them in accordance with an architectural and engineering plan so that they are worth more as a scalable solution versus as individual components. The contract does not provide any post-contract customer warranty, support, or upgrades and there is no retention withheld by customers. The duration of the development period primarily between 6 to 18 months. The Company has discretion in establishing the price for the specified services.

In general, the design and builds of farming are mainly consist of four components:

●	Irrigation System
●	Earthwork
●	Water Discharge System
●	Electrical Works

The design of aquaculture and agriculture farms can have a significant impact on the productivity, efficiency, and sustainability of the farm. Some important factors to consider when designing aquaculture and agriculture farms include site selection, infrastructure design and sustainable practices.

The Company recognizes revenue using the percentage-of-completion method applying the cost-to-cost input method under ASC 606-10-25-31 and ASC 606-10-55-20, measured by the ratio of contract costs incurred to date compared to total estimated contract costs. The percentage-of-completion method (an input method) is the most representative depiction of the Company’s performance because it directly measures the value of the services or products transferred to the customer. Subcontractor charges, building materials, labor and equipment are included in revenue and cost of revenue when management believes that the Company is acting as a principal rather than as an agent under ASC 606-10-55-37A, on the basis that the Company controls the integrated project deliverable before it is transferred to the customer — specifically, the Company is primarily responsible to the customer for the design, execution and acceptance of the completed project, integrates the materials, labor and subcontractor work into a single completed deliverable (the developed, upgraded or renovated farm) for which the customer has contracted, bears performance risk on that integrated deliverable until customer acceptance, and has discretion in establishing the contract price, which is negotiated on a project basis and is not a pass-through of supplier or subcontractor cost. The performance obligation to transfer the completed products are not separately identifiable, which is evidencing by the fact that the Company provides a significant service of integrating the goods and services into products for which the customer has contracted. As such, the Company’s contracts typically contain one single performance obligation to complete a defined construction project. The Company currently does not have any modification of contract and the contract currently does not have any variable consideration. The transaction price is clearly identifiable within service contracts. Historically, any contract acquisition costs have been immaterial; in the event that such costs arose, the Company expenses such costs incurred as periodic cost.

Recognition of revenue and cost of revenue for construction projects requires significant judgment by management, including, among other things, estimating total costs expected to be incurred to complete a project and measuring progress toward completion. Management reviews contract estimates regularly to assess revisions of estimated costs to complete a project and measurement of progress toward completion. Management believes it maintains reasonable estimates based on prior experience; however, many factors contribute to changes in estimates of contract costs. Accordingly, estimates made with respect to uncompleted projects are subject to change as each project progresses and better estimates of contract costs become available. All contract costs are recorded as incurred, and revisions to estimated total costs are reflected as soon as the obligation to perform is determined. In the event that an estimated losses on uncompleted contracts (there is none for years ended December 31, 2023, 2024 and 2025) may occur based on evidence that indicates that the estimated total cost of a contract exceeds its estimated total revenue, regardless of the stage of completion, a provision for the loss of the full amount will be recognized to the result of operations. Contract costs consist of costs on contracts, including labor, machine rental cost, materials, and amounts payable to subcontractors.

The Company’s contracts set forth payment terms that require the customer to make payment within 90 days of billing which is triggered by the Company reaching the milestone to bill the customer. Management does not believe that its contracts include a significant financing component because the period between delivery or the contracting services to the customer and the time of payment does not typically exceed one year.

The Company has no obligations for returns, refunds, or similar obligations of its projects with customers.

For the years ended December 31, 2023, 2024 and 2025, the Company is not aware of any material claims against the Company in relation to development of new aquaculture and agriculture farms provided.

The Company has elected to apply the practical expedient to recognize the incremental costs of obtaining a contract as an expense if the amortization period of the asset would have been one year or less. The Company considers the guidance of control in ASC 340-40, there were no incremental costs incurred for the years ended December 31, 2023, 2024 and 2025.

(b) Upgrading of aquaculture and agriculture farms

Revenue from upgrading service contracts is generally between 3 to 18 months, which the Company primarily responsible for the fulfilling the promise to provide technical support and labor services for upgrading of aquaculture and agriculture farms during the contracted periods and adding value to the inputs by combining them in accordance to an architectural and engineering plan so that they are worth more as a scalable solution versus as individual components. The Company has discretion in establishing the price for the specified services.

For aquaculture farms (particularly shrimp farms), the focus areas of the works include ensuring proper water levels and quality, aeration and circulation systems and water intake, distribution, and discharge systems of shrimp ponds. For the agriculture farms (particularly pineapple farms), the focus area of the works is soil preparation which involves the improvement of soil structure and aeration. The upgrading services considered to be one single performance obligation since the work procedures are interrelated and affect the functions of each other like the seawater intake system, water distribution system, shrimp ponds, cables, paddle wheels, and water discharge system and work in conjunction are to ensure the farm operates effectively.

The Company recognizes revenue from upgrading of aquaculture and agriculture farms over time using the percentage-of-completion method, applying the cost-to-cost input method under ASC 606-10-25-31 and ASC 606-10-55-20, measured by the ratio of contract costs incurred to date to total estimated contract costs. The percentage-of-completion method (an input method) is the most representative depiction of the Company’s performance because it directly measures the value of the services or products transferred to the customer. Subcontractor, building materials, labor and equipment are included in revenue and cost of revenue. The performance obligation to transfer the completed products are not separately identifiable, which is evidencing by the fact that the Company provides a significant service of integrating the goods and services into products for which the customer has contracted. As such, the Company’s contracts typically contain one single performance obligation to complete a defined upgrading services. The Company currently does not have any modification of contract and the contract currently does not have any variable consideration. The transaction price is clearly identifiable within service contracts. Historically, any contract acquisition costs have been immaterial; in the event that such costs arose, the Company expenses such costs incurred as periodic cost.

The Company’s contracts set forth payment terms that require the customer to make payment within 90 days of billing which is triggered by the Company reaching the milestone to bill the customer. Management does not believe that its contracts include a significant financing component because the period between delivery or the contracting services to the customer and the time of payment does not typically exceed one year.

The Company has no obligations for returns, refunds, or similar obligations of its projects with customers.

For the years ended December 31, 2023, 2024 and 2025, the Company is not aware of any material claims against the Company in relation to upgrading of new aquaculture and agriculture farms provided.

The Company has elected to apply the practical expedient to recognize the incremental costs of obtaining a contract as an expense if the amortization period of the asset would have been one year or less. The Company considers the guidance of control in ASC 340-40, there were no incremental costs incurred for the years ended December 31, 2023, 2024 and 2025.

(c) Sales of industrial supplies

The Company also generates revenue from sales of industrial supplies. The Company typically receives purchase orders from its customers which will set forth the terms and conditions including the transaction price, products to be delivered, terms of delivery, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfil in order to recognize revenue. The key performance obligation is the delivery of the industrial supplies to the customer at their specified location at which point control to that asset passes to the customer. The completion of this earning process is evidenced by a written customer acceptance indicating receipt of the product. Typical payment terms set forth in the invoice is 30 days from the invoice date.

The industrial supplies were delivered directly to customers by the suppliers and relevant shipping and handling costs for the delivery will be charged to cost of revenue once incurred.

The transaction price does not include variable consideration related to returns or refunds as the contracts do not include provisions that allow for sales refunds or returns of products. For the years ended December 31, 2023, 2024 and 2025, the Company is not aware of any material claims against the Company in relation to the sale of industrial supplies.

The Company is a principal and records revenue on a gross basis as the Company is primarily responsible for fulfilling the goods or services to the customers, is subject to inventory risk, has discretion in establishing pricing and the ability to direct the control of the promised goods before transferring those goods to the customers.

(d) Rental of machinery

Rental of machinery income are mainly leasing of excavators and cranes from third party supplier, whose equipment are ready to use without, or willing to modification. The Company then sublets these excavators and cranes to customers with the desired effect of generating a spread between its leasing cost and rental income to generate profit margins. Under the terms and conditions of the agreements that company enters, the Company acts a principal in the transaction because the Company takes the risk of loss from lack of rental income if itself has leased the machinery as a lessee, but has not procured a lessee to fill the to rent the machineries; accordingly, the Company recognizes rental income using the gross method.

The rental agreements vary with regard to length and payment terms, usually one to six months, subject to the mutual consent of the Company and the lessee. Billing will be raised on monthly basis and payment terms set forth in the invoice is 60 days from the invoice date. Rental income from rental of machinery is recognized, on a straight-line basis over the terms of the respective leases. The performance obligation under the lease rental agreements is to deliver these equipment to the customer at their location and ensure that the equipment is available for use over the life of the lease rental contract.

Additionally, the Company, acting as a lessor, accounts for its leases in accordance to ASC 842. Based on the terms and conditions of the leases set forth in rental agreements. The Company has recognized the leases as operating leases. The lessees have no right to terminate the rental agreements.

(e) Renovation services

The Company provides renovation services to industrial clients. Revenue from renovation services is recognized when control of the promised services is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services, the contract period of such services is generally between 3 to 12 months.

The Company recognizes revenue from renovation services over time using the percentage-of-completion method, applying the cost-to-cost input method under ASC 606-10-25-31 and ASC 606-10-55-20, measured by the ratio of contract costs incurred to date to total estimated contract costs. The percentage-of-completion method (an input method) is the most representative depiction of the Company’s performance because it directly measures the value of the services or products transferred to the customer. Subcontractor, materials, labor and equipment are included in revenue and cost of revenue. The performance obligation to transfer the completed products are not separately identifiable, which is evidencing by the fact that the Company provides a significant service of integrating the goods and services into products for which the customer has contracted. As such, the Company’s contracts typically contain one single performance obligation to complete a defined renovation services. The Company currently does not have any modification of contract and the contract currently does not have any variable consideration. The transaction price is clearly identifiable within service contracts. Historically, any contract acquisition costs have been immaterial; in the event that such costs arose, the Company expenses such costs incurred as periodic cost.

The Company’s contracts set forth payment terms that require the customer to make payment within 90 days of billing which is triggered by the Company reaching the milestone to bill the customer. Management does not believe that its contracts include a significant financing component because the period between delivery or the contracting services to the customer and the time of payment does not typically exceed one year.

The Company has no obligations for returns, refunds, or similar obligations of its projects with customers.

The Company began this services in the year 2024. For the year ended December 31, 2025, the Company is not aware of any material claims against the Company in relation to upgrading of new aquaculture and agriculture farms provided.

The Company has elected to apply the practical expedient to recognize the incremental costs of obtaining a contract as an expense if the amortization period of the asset would have been one year or less. The Company considers the guidance of control in ASC 340-40, there were no incremental costs incurred for the years ended December 31, 2023, 2024 and 2025.

Other income	Other income Interest income is mainly generated from time deposits and is recognized on an accrual basis using the effective interest method.
Cost of revenue

Cost of revenue

Cost of revenue consists primarily of buildings material cost, labor cost, machine rental cost and sub-contracting cost. Sub-contracting fee includes both subcontracting costs and other outside costs associated with performance under contracts with customers. Labor costs represent the portion of salaries and wages incurred in connection with the production of deliverables under contracts with customers.

General and administrative expenses

General and administrative expenses

General and administrative expenses mainly consist of staff cost, depreciation, office supplies and upkeep expenses, travelling and entertainment, legal and professional fees and other miscellaneous administrative expenses.

Employee compensation

Employee compensation

The full-time employees of the Company’s subsidiaries in Malaysia are entitled to the government mandated defined contribution plan, such as social security, employee provident fund, employment insurance, and human resource development fund, as required by labor laws in Malaysia. The Company is required to accrue and pay for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant government regulations, and make cash contributions to the government mandated defined contribution plan.

Segment reporting

Segment reporting

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments.

The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has only three operating segments:

a.)	Aquaculture and agriculture;
b.)	Industrial solutions; and
c.)	Investment in marketable securities

All assets are based in Malaysia and all revenue are generated from Malaysia.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”, Improvements to Reportable Segment Disclosures to improve reportable segment disclosure requirements through enhanced disclosures about significant segment expenses on an interim and annual basis. ASU 2023-07 became effective starting January 1, 2024, and was applied on a retrospective basis to all periods presented. The Company has adopted this standard for the fiscal year 2024 annual financial statements thereafter. See Note 16 for details.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Income tax penalties are accrued related to late in submission of income tax for the years ended December 31, 2023, 2024 and 2025. The Company had no uncertain tax positions for the years ended December 31, 2023, 2024 and 2025. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2023, 2024 and 2025, there were no dilutive shares.

Related party

Related party

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

The details of related party transactions during the years ended December 31, 2023, 2024 and 2025 and balances as of December 31 2023, 2024 and 2025 are set out in the Note 13.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Recent accounting pronouncements

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments — Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments — Credit Losses — Available-for-Sale Debt Securities. The amendments in this Update address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-13 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses, leases, and hedging standard. The new effective date for these preparers is for fiscal years beginning after December 15, 2022. ASU 2019-05 is effective for the Company for annual and interim reporting periods beginning April 1, 2023 as the Company is qualified as an emerging growth company. The Company has adopted this standard on April 1, 2023, the adoption did not have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this Update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted, including adoption in any interim period for (1) public business entities for periods for which financial statements have not yet been issued and (2) all other entities for periods for which financial statements have not yet been made available for issuance. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period. The Company has adopted of this standard on April 1, 2022, the adoption did not have a material impact on its consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires entities to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The update will generally result in an entity recognizing contract assets and contract liabilities at amounts consistent with those recorded by the acquiree immediately before the acquisition date rather than at fair value. The new standard is effective on a prospective basis for fiscal years beginning after December 15, 2022, with early adoption permitted. This standard is effective for the Company on April 1, 2023 and the Company does not expect a significant impact to the consolidated financial statements upon adoption. However, the ultimate impact is dependent upon the size and frequency of future acquisitions.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for annual periods beginning after December 15, 2023. Adoption of ASU 2023-07 should be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Company is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a potential material effect on the Company’s consolidated balance sheets, statements of comprehensive income and statements of cash flows, and related disclosures.